Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners Core Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 6.0%
Interactive Media & Services 5.5%
Alphabet, Inc., Class A(a)	329,252	43,085,916
Alphabet, Inc., Class C(a)	482,153	63,571,873
Meta Platforms, Inc., Class A(a)	121,956	36,612,411
Total		143,270,200
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc.(a)	97,054	13,592,413
Total Communication Services		156,862,613
Consumer Discretionary 9.4%
Automobiles 0.6%
Tesla, Inc.(a)	58,135	14,546,540
Broadline Retail 4.0%
Amazon.com, Inc.(a)	818,210	104,010,855
Hotels, Restaurants & Leisure 2.3%
Booking Holdings, Inc.(a)	4,348	13,409,015
Hilton Worldwide Holdings, Inc.	64,100	9,626,538
McDonald’s Corp.	143,289	37,748,054
Total		60,783,607
Specialty Retail 2.5%
Lowe’s Companies, Inc.	144,318	29,995,053
O’Reilly Automotive, Inc.(a)	12,834	11,664,309
TJX Companies, Inc. (The)	159,506	14,176,893
Ulta Beauty, Inc.(a)	25,473	10,175,190
Total		66,011,445
Total Consumer Discretionary		245,352,447
Consumer Staples 5.8%
Beverages 1.7%
Coca-Cola Co. (The)	807,102	45,181,570
Consumer Staples Distribution & Retail 1.0%
Target Corp.	77,018	8,515,880
Walmart, Inc.	101,453	16,225,379
Total		24,741,259
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.5%
Hershey Co. (The)	75,593	15,124,647
Kraft Heinz Co. (The)	231,430	7,785,305
Mondelez International, Inc., Class A	244,257	16,951,436
Total		39,861,388
Household Products 1.2%
Colgate-Palmolive Co.	163,352	11,615,961
Procter & Gamble Co. (The)	127,974	18,666,287
Total		30,282,248
Personal Care Products 0.4%
Kenvue, Inc.	546,431	10,972,335
Total Consumer Staples		151,038,800
Energy 5.1%
Energy Equipment & Services 2.2%
Baker Hughes Co.	700,435	24,739,364
Halliburton Co.	366,800	14,855,400
Schlumberger NV	302,100	17,612,430
Total		57,207,194
Oil, Gas & Consumable Fuels 2.9%
ConocoPhillips Co.	140,985	16,890,003
Diamondback Energy, Inc.	42,089	6,518,744
EQT Corp.	347,477	14,100,617
Pioneer Natural Resources Co.	110,610	25,390,526
Williams Companies, Inc. (The)	372,175	12,538,576
Total		75,438,466
Total Energy		132,645,660
Financials 13.7%
Banks 3.0%
Bank of America Corp.	549,485	15,044,900
JPMorgan Chase & Co.	135,486	19,648,180
U.S. Bancorp	348,655	11,526,534
Wells Fargo & Co.	750,371	30,660,159
Total		76,879,773
2	Variable Portfolio – Partners Core Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.8%
Cboe Global Markets, Inc.	68,412	10,686,638
Goldman Sachs Group, Inc. (The)	33,761	10,924,047
LPL Financial Holdings, Inc.	67,800	16,112,670
Morgan Stanley	349,489	28,542,767
Raymond James Financial, Inc.	95,332	9,574,193
S&P Global, Inc.	63,822	23,321,197
Total		99,161,512
Consumer Finance 0.8%
American Express Co.	139,191	20,765,905
Financial Services 2.8%
MasterCard, Inc., Class A	94,739	37,508,117
Visa, Inc., Class A	150,789	34,682,978
Total		72,191,095
Insurance 3.3%
Allstate Corp. (The)	95,434	10,632,302
Chubb Ltd.	61,805	12,866,565
Hartford Financial Services Group, Inc. (The)	114,287	8,104,091
MetLife, Inc.	232,132	14,603,424
Progressive Corp. (The)	289,734	40,359,946
Total		86,566,328
Total Financials		355,564,613
Health Care 15.2%
Biotechnology 5.4%
AbbVie, Inc.	285,814	42,603,435
Amgen, Inc.	44,071	11,844,522
Biogen, Inc.(a)	51,486	13,232,417
Regeneron Pharmaceuticals, Inc.(a)	50,432	41,503,519
Vertex Pharmaceuticals, Inc.(a)	86,656	30,133,757
Total		139,317,650
Health Care Equipment & Supplies 0.4%
STERIS PLC	44,362	9,733,910
Health Care Providers & Services 5.0%
Cencora, Inc.	97,517	17,550,134
Elevance Health, Inc.	47,260	20,577,949
Molina Healthcare, Inc.(a)	44,075	14,451,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Quest Diagnostics, Inc.	86,700	10,565,262
UnitedHealth Group, Inc.	135,468	68,301,611
Total		131,446,708
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	75,006	8,387,171
Danaher Corp.	67,555	16,760,395
Thermo Fisher Scientific, Inc.	53,582	27,121,601
Total		52,269,167
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	356,540	20,693,582
Eli Lilly & Co.	47,551	25,541,069
Merck & Co., Inc.	166,329	17,123,570
Total		63,358,221
Total Health Care		396,125,656
Industrials 11.5%
Aerospace & Defense 1.9%
General Dynamics Corp.	73,489	16,238,864
Howmet Aerospace, Inc.	149,210	6,900,963
Northrop Grumman Corp.	59,706	26,281,984
Total		49,421,811
Building Products 1.1%
Carrier Global Corp.	237,913	13,132,798
Trane Technologies PLC	74,141	15,043,950
Total		28,176,748
Electrical Equipment 1.6%
AMETEK, Inc.	100,083	14,788,264
Eaton Corp. PLC	122,236	26,070,494
Total		40,858,758
Ground Transportation 2.3%
CSX Corp.	558,774	17,182,301
Norfolk Southern Corp.	90,470	17,816,257
Old Dominion Freight Line, Inc.	31,560	12,912,458
Uber Technologies, Inc.(a)	278,854	12,824,495
Total		60,735,511
Industrial Conglomerates 0.6%
Honeywell International, Inc.	83,100	15,351,894

Variable Portfolio – Partners Core Equity Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.7%
Cummins, Inc.	78,806	18,004,019
Deere & Co.	78,972	29,802,453
IDEX Corp.	48,700	10,130,574
Westinghouse Air Brake Technologies Corp.	113,887	12,102,772
Total		70,039,818
Professional Services 1.3%
Booz Allen Hamilton Holding Corp.	115,262	12,594,679
Broadridge Financial Solutions, Inc.	62,749	11,235,209
Verisk Analytics, Inc.	40,456	9,557,325
Total		33,387,213
Total Industrials		297,971,753
Information Technology 26.7%
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	198,100	16,638,419
IT Services 1.0%
Accenture PLC, Class A	85,692	26,316,870
Semiconductors & Semiconductor Equipment 9.6%
Advanced Micro Devices, Inc.(a)	102,769	10,566,709
Analog Devices, Inc.	135,616	23,745,006
Applied Materials, Inc.	139,474	19,310,175
ASML Holding NV	6,290	3,702,671
Broadcom, Inc.	10,937	9,084,054
KLA Corp.	36,370	16,681,464
Micron Technology, Inc.	225,622	15,349,065
NVIDIA Corp.	223,776	97,340,322
NXP Semiconductors NV	267,484	53,475,401
Total		249,254,867
Software 10.1%
Cadence Design Systems, Inc.(a)	49,142	11,513,970
Intuit, Inc.	24,050	12,288,107
Microsoft Corp.	679,256	214,475,082
Oracle Corp.	221,929	23,506,720
Total		261,783,879
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	795,385	136,177,866
Seagate Technology Holdings PLC	80,980	5,340,631
Total		141,518,497
Total Information Technology		695,512,532
Materials 2.5%
Chemicals 1.5%
Eastman Chemical Co.	106,196	8,147,357
Linde PLC	35,710	13,296,619
PPG Industries, Inc.	142,160	18,452,368
Total		39,896,344
Construction Materials 0.6%
Vulcan Materials Co.	79,284	16,016,954
Metals & Mining 0.4%
Southern Copper Corp.	127,909	9,630,268
Total Materials		65,543,566
Real Estate 1.6%
Industrial REITs 0.8%
Prologis, Inc.	189,640	21,279,504
Residential REITs 0.4%
Equity LifeStyle Properties, Inc.	144,800	9,225,208
Specialized REITs 0.4%
Public Storage	42,386	11,169,559
Total Real Estate		41,674,271
Utilities 2.6%
Electric Utilities 2.6%
Constellation Energy Corp.	125,467	13,685,940
NextEra Energy, Inc.	565,718	32,409,984
PG&E Corp.(a)	1,395,650	22,511,835
Total		68,607,759
Total Utilities		68,607,759
Total Common Stocks (Cost $2,420,692,156)		2,606,899,670

4	Variable Portfolio – Partners Core Equity Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2023 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	6,263,242	6,261,363
Total Money Market Funds (Cost $6,261,363)		6,261,363
Total Investments in Securities (Cost: $2,426,953,519)		2,613,161,033
Other Assets & Liabilities, Net		(7,550,309)
Net Assets		2,605,610,724
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	3,500,730	332,415,657	(329,655,024)	—	6,261,363	667	369,296	6,263,242
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners Core Equity Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7053_12_B01_(11/23)